Victory Variable Insurance Funds

Victory RS Large Cap Alpha VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory High Yield VIP Series

Victory 500 Index VIP Series

Supplement dated June 17, 2024,

to the Statement of Additional Information dated May 1, 2024 (“SAI”)

James K. De Vries has resigned as the President and Principal Executive Officer of Victory Variable Insurance Funds (the “Trust”), and Thomas Dusenberry is hereby appointed by the Board of Trustees (the “Board”) to serve as President and Principal Executive Officer of the Trust and Patricia McClain is hereby appointed by the Board to serve as Secretary of the Trust effective June 14, 2024.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Mr. De Vries listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Thomas Dusenberry	President	May 2022*	Head of Fund Administration, the Adviser
(July 1977)			(6/12/24-present); Director, Fund Administration,
the Adviser (May 2023-present); Manager, Fund
Administration (2022-April 2023); Treasurer and
Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient
Midstream, MLP Fund, and Forward Funds;
Principal Financial Officer (2018-2021) and
Treasurer (2020-2021), Salient Private Access
Funds and Endowment PMF Funds; Senior Vice
President of Fund Accounting and Operations,
Salient Partners (2020-2022); Director of Fund
Operations, Salient Partners (2016-2019). Mr.
Dusenberry also serves as President of Victory
Portfolios, Victory Portfolios II, and Victory
Portfolios III.
Patricia McClain	Secretary	June 2024	Director, Regulatory Administration, Fund
(September 1962)			Administration, the Adviser (July 2019-present).
Ms. McClain also serves as Secretary of Victory
Portfolios, Victory Portfolios II, and Victory
Portfolios III.

* Effective June 14, 2024, Mr. Dusenberry resigned as Secretary and accepted the position of President.